INCOME TAXES (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES
PRC EIT statutory rate (as a percent)	25.00%
Reconciliation of income tax expenses (benefits) to the amount computed by applying the current tax rate to income (loss) before income taxes in the statements of operations
Expected taxation at PRC EIT statutory rate of 25%	$ (63,518,834)	$ (3,352,917)	$ (42,364,813)
Effect of different tax rates	1,749,282	251,879	(4,698,082)
Effect of loss that cannot be carried forward	2,447,707	1,419,225	1,785,662
Tax expenses arising from items which are not deductible or not taxable for tax purpose:
Non-deductible entertainment expenses	1,027,013	592,257	1,269,481
Goodwill impairment	29,467,644		24,131,706
Others, net	1,070,292	792,187	528,275
Effect of tax exemption and tax concessions	5,283,567	(175,571)	(67,172)
(Overprovision) underprovision in prior years	73	(255,625)	(193,330)
Change in valuation allowance	14,925,835	(64,850)	1,405,984
Total	(7,547,421)	(793,415)	(18,202,289)
Tax exemptions and tax concessions
Tax otherwise payable without tax exemptions and tax concessions		175,571	67,172
Decrease in basic earnings per share (in dollars per share)		$ 0.002	$ 0.001
Aggregate undistributed earnings of the Company's subsidiaries and VIEs in the PRC considered to be indefinitely reinvested	2,000,000
Provision for dividend withholding taxes	0
Deferred tax liability from undistributed earnings	0
Significant uncertain tax positions	0
Interest or penalties related to uncertain tax positions	$ 0